AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 78.9%
Information Technology – 22.2%
Communications Equipment – 0.6%
Arista Networks, Inc.(a)	7,225	$1,052,755
Cisco Systems, Inc.	27,763	1,899,544
F5, Inc.(a)	403	130,246
Motorola Solutions, Inc.	1,168	534,115
Nokia Oyj	35,792	172,116
Telefonaktiebolaget LM Ericsson - Class B(b)	19,326	160,135

		3,948,911

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	8,559	1,059,176
CDW Corp./DE	919	146,378
Corning, Inc.	5,465	448,294
Halma PLC	2,622	122,056
Hexagon AB - Class B	14,337	171,086
Jabil, Inc.	752	163,312
Keyence Corp.	1,302	485,074
Keysight Technologies, Inc.(a)	1,207	211,128
Kyocera Corp.	8,895	119,493
Murata Manufacturing Co., Ltd.	11,527	218,829
Shimadzu Corp.(b)	1,685	42,492
TDK Corp.	13,410	194,188
TE Connectivity PLC	2,072	454,866
Teledyne Technologies, Inc.(a)	329	192,807
Trimble, Inc.(a)	1,668	136,192
Yokogawa Electric Corp.	1,528	43,851
Zebra Technologies Corp. - Class A(a)	356	105,789

		4,315,011

IT Services – 0.7%
Accenture PLC - Class A	4,367	1,076,902
Akamai Technologies, Inc.(a)	1,005	76,139
Capgemini SE	1,124	163,966
Cognizant Technology Solutions Corp. - Class A	3,424	229,648
EPAM Systems, Inc.(a)	390	58,808
Fujitsu Ltd.	12,192	286,004
Gartner, Inc.(a)	531	139,584
GoDaddy, Inc. - Class A(a)	971	132,862
International Business Machines Corp.	6,531	1,842,787
NEC Corp.	8,915	285,361
Nomura Research Institute Ltd.	2,629	100,932
Obic Co., Ltd.	2,265	78,943
Otsuka Corp.	1,526	31,854
SCSK Corp.	1,046	31,310
TIS, Inc.	1,423	46,938
VeriSign, Inc.	589	164,667
Wix.com Ltd.(a)	384	68,210

		4,814,915

Semiconductors & Semiconductor Equipment – 8.9%
Advanced Micro Devices, Inc.(a)	11,377	1,840,685
Advantest Corp.	5,328	527,167
Analog Devices, Inc.	3,479	854,790

Company	Shares	U.S. $ Value

Applied Materials, Inc.	5,626	$1,151,867
ASM International NV	324	195,421
ASML Holding NV	2,722	2,654,459
BE Semiconductor Industries NV	504	75,464
Broadcom, Inc.	32,918	10,859,977
Disco Corp.	616	193,141
First Solar, Inc.(a)	752	165,839
Infineon Technologies AG	9,019	353,817
Intel Corp.(a)	30,686	1,029,515
KLA Corp.	925	997,705
Lam Research Corp.	8,873	1,188,095
Lasertec Corp.(b)	536	73,327
Microchip Technology, Inc.	3,784	243,008
Micron Technology, Inc.	7,846	1,312,793
Monolithic Power Systems, Inc.	336	309,335
Nova Ltd.(a)	202	64,235
NVIDIA Corp.	171,062	31,916,748
NXP Semiconductors NV	1,767	402,399
ON Semiconductor Corp.(a)	2,867	141,372
QUALCOMM, Inc.	7,561	1,257,848
Renesas Electronics Corp.	11,670	134,266
SCREEN Holdings Co., Ltd.(b)	544	49,293
Skyworks Solutions, Inc.	1,041	80,136
STMicroelectronics NV	4,720	133,410
Teradyne, Inc.	1,115	153,469
Texas Instruments, Inc.	6,374	1,171,095
Tokyo Electron Ltd.	3,099	549,350

		60,080,026

Software – 7.2%
Adobe, Inc.(a)	2,974	1,049,079
AppLovin Corp. - Class A(a)	1,898	1,363,789
Autodesk, Inc.(a)	1,500	476,505
Cadence Design Systems, Inc.(a)	1,910	670,907
Check Point Software Technologies Ltd.(a)	599	123,939
Coinbase Global, Inc. - Class A(a)	1,586	535,259
Crowdstrike Holdings, Inc. - Class A(a)	1,747	856,694
CyberArk Software Ltd.(a)	330	159,440
Dassault Systemes SE	4,642	156,162
Datadog, Inc. - Class A(a)	2,266	322,678
Fair Isaac Corp.(a)	168	251,417
Fortinet, Inc.(a)	4,566	383,909
Gen Digital, Inc.	3,929	111,544
Intuit, Inc.	1,956	1,335,772
Microsoft Corp.	52,112	26,991,410
Monday.com Ltd.(a)	281	54,427
Nemetschek SE	399	52,070
Nice Ltd.(a)	437	63,306
Oracle Corp.	11,618	3,267,446
Oracle Corp. Japan	257	26,241
Palantir Technologies, Inc. - Class A(a)	15,944	2,908,505
Palo Alto Networks, Inc.(a)	4,683	953,552
PTC, Inc.(a)	840	170,537
Roper Technologies, Inc.	754	376,012
Sage Group PLC (The)	6,686	99,183

Company	Shares	U.S. $ Value

Salesforce, Inc.	6,702	$1,588,374
SAP SE	7,217	1,932,477
ServiceNow, Inc.(a)	1,458	1,341,768
Synopsys, Inc.(a)	1,297	639,927
Trend Micro, Inc./Japan	848	46,413
Tyler Technologies, Inc.(a)	303	158,517
WiseTech Global Ltd.	1,387	82,920
Workday, Inc. - Class A(a)	1,514	364,465
Xero Ltd.(a)	1,137	118,640

		49,033,284

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	104,042	26,492,215
Canon, Inc.(b)	5,950	173,639
Dell Technologies, Inc. - Class C	2,126	301,403
FUJIFILM Holdings Corp.	7,694	191,337
Hewlett Packard Enterprise Co.	9,199	225,927
HP, Inc.	6,585	179,310
Logitech International SA (REG)	1,051	115,608
NetApp, Inc.	1,403	166,199
Seagate Technology Holdings PLC	1,491	351,966
Super Micro Computer, Inc.(a)	3,515	168,509
Western Digital Corp.	2,432	291,986

		28,658,099

		150,850,246

Financials – 12.8%
Banks – 5.0%
ABN AMRO Bank NV	4,027	129,184
AIB Group PLC	14,755	134,518
ANZ Group Holdings Ltd.	20,609	452,543
Banca Monte dei Paschi di Siena SpA	13,637	120,719
Banco Bilbao Vizcaya Argentaria SA(b)	39,831	767,529
Banco BPM SpA	7,847	117,772
Banco Comercial Portugues SA	57,415	50,970
Banco de Sabadell SA	33,983	132,643
Banco Santander SA	102,877	1,079,624
Bank Hapoalim BM	8,632	175,464
Bank Leumi Le-Israel BM	10,316	203,252
Bank of America Corp.	47,774	2,464,661
Bank of Ireland Group PLC	6,654	110,172
Bankinter SA	4,657	73,619
Banque Cantonale Vaudoise (REG)	208	24,648
Barclays PLC	97,683	502,610
BNP Paribas SA	7,034	643,349
BOC Hong Kong Holdings Ltd. - Class H	25,772	120,736
BPER Banca SpA	10,101	112,345
CaixaBank SA	26,914	284,263
Chiba Bank Ltd. (The)(b)	3,848	40,337
Citigroup, Inc.	12,906	1,309,959
Citizens Financial Group, Inc.	3,024	160,756
Commerzbank AG	5,318	201,350
Commonwealth Bank of Australia	11,566	1,277,274
Concordia Financial Group Ltd.	7,134	54,618
Credit Agricole SA	7,314	144,130
Danske Bank A/S	4,613	197,042
DBS Group Holdings Ltd.	14,338	568,613

Company	Shares	U.S. $ Value

DNB Bank ASA	6,122	$166,861
Erste Group Bank AG	2,126	208,991
Fifth Third Bancorp	4,640	206,712
FinecoBank Banca Fineco SpA	4,224	91,676
Hang Seng Bank Ltd. - Class H(b)	5,168	78,641
HSBC Holdings PLC	120,550	1,701,336
Huntington Bancshares, Inc./OH	10,277	177,484
ING Groep NV	20,876	547,280
Intesa Sanpaolo SpA	98,438	651,579
Israel Discount Bank Ltd. - Class A	8,467	83,652
Japan Post Bank Co., Ltd.	12,387	151,678
JPMorgan Chase & Co.	19,278	6,080,860
KBC Group NV	1,586	190,065
KeyCorp	6,534	122,120
Lloyds Banking Group PLC	413,743	468,185
M&T Bank Corp.	1,096	216,592
Mitsubishi UFJ Financial Group, Inc.	79,235	1,278,169
Mizrahi Tefahot Bank Ltd.	1,077	70,765
Mizuho Financial Group, Inc.	17,349	583,201
National Australia Bank Ltd.	21,170	617,566
NatWest Group PLC	55,934	395,081
Nordea Bank Abp	21,567	355,074
Oversea-Chinese Banking Corp., Ltd.	23,668	301,758
PNC Financial Services Group, Inc. (The)	2,761	554,768
Regions Financial Corp.	6,256	164,971
Resona Holdings, Inc.	14,298	145,801
Skandinaviska Enskilda Banken AB(b)	10,456	205,017
Societe Generale SA	4,974	331,151
Standard Chartered PLC	13,647	264,855
Sumitomo Mitsui Financial Group, Inc.	25,534	718,344
Sumitomo Mitsui Trust Group, Inc.(b)	4,446	129,041
Svenska Handelsbanken AB - Class A	10,072	131,416
Swedbank AB - Class A	5,863	176,979
Truist Financial Corp.	9,040	413,309
UniCredit SpA	9,689	737,285
United Overseas Bank Ltd.	8,464	227,304
US Bancorp	10,910	527,280
Wells Fargo & Co.	22,458	1,882,430
Westpac Banking Corp.(b)	23,651	609,364

		33,619,341

Capital Markets – 2.6%
3i Group PLC	6,723	370,592
Ameriprise Financial, Inc.	661	324,716
Amundi SA	426	33,856
ASX Ltd.	1,342	52,012
Bank of New York Mellon Corp. (The)	4,944	538,698
Blackrock, Inc.	1,010	1,177,529
Blackstone, Inc.	5,168	882,953
Cboe Global Markets, Inc.	733	179,768
Charles Schwab Corp. (The)	11,962	1,142,012
CME Group, Inc.	2,526	682,500
CVC Capital Partners PLC(c)	1,468	25,633
Daiwa Securities Group, Inc.(b)	9,230	75,004
Deutsche Bank AG (REG)	12,784	452,755
Deutsche Boerse AG	1,300	348,128
EQT AB(b)	2,558	88,715
Euronext NV(c)	540	80,844

Company	Shares	U.S. $ Value

FactSet Research Systems, Inc.	265	$75,920
Franklin Resources, Inc.	2,148	49,683
Futu Holdings Ltd. (ADR)	475	82,607
Goldman Sachs Group, Inc. (The)	2,122	1,689,855
Hong Kong Exchanges & Clearing Ltd. - Class H	8,363	474,772
Interactive Brokers Group, Inc. - Class A	3,121	214,756
Intercontinental Exchange, Inc.	4,013	676,110
Invesco Ltd.	3,126	71,710
Japan Exchange Group, Inc.	6,842	76,404
Julius Baer Group Ltd.	1,423	99,087
KKR & Co., Inc.	4,810	625,060
London Stock Exchange Group PLC	3,282	376,390
Macquarie Group Ltd.(b)	2,501	363,020
Moody’s Corp.	1,082	515,551
Morgan Stanley	8,506	1,352,114
MSCI, Inc.	542	307,536
Nasdaq, Inc.	3,178	281,094
Nomura Holdings, Inc.	20,719	151,843
Northern Trust Corp.	1,341	180,499
Partners Group Holding AG	157	205,420
Raymond James Financial, Inc.	1,244	214,714
Robinhood Markets, Inc. - Class A(a)	5,426	776,895
S&P Global, Inc.	2,191	1,066,382
SBI Holdings, Inc.	1,919	83,548
Schroders PLC	5,006	25,403
Singapore Exchange Ltd.	5,739	73,674
State Street Corp.	1,989	230,744
T. Rowe Price Group, Inc.	1,540	158,066
UBS Group AG (REG)(a)	21,939	901,990

		17,856,562

Consumer Finance – 0.3%
American Express Co.	3,805	1,263,869
Capital One Financial Corp.	4,483	952,996
Synchrony Financial	2,608	185,298

		2,402,163

Financial Services – 2.6%
Adyen NV(a)	174	279,980
Apollo Global Management, Inc.	3,226	429,929
Banca Mediolanum SpA	1,544	31,011
Berkshire Hathaway, Inc. - Class B(a)	12,856	6,463,225
Block, Inc.(a)	3,853	278,456
Corpay, Inc.(a)	495	142,590
Edenred SE	1,657	39,461
EXOR NV(d)	646	63,228
Fidelity National Information Services, Inc.	3,662	241,472
Fiserv, Inc.(a)	3,811	491,352
Global Payments, Inc.	1,701	141,319
Groupe Bruxelles Lambert NV	552	49,486
Industrivarden AB - Class A	819	32,537
Industrivarden AB - Class C(b)	1,077	42,750
Infratil Ltd.(b)	6,427	46,064
Investor AB - Class B	11,954	374,212
Jack Henry & Associates, Inc.	510	75,954
L E Lundbergforetagen AB - Class B	525	27,279
M&G PLC	15,780	53,815

Company	Shares	U.S. $ Value

Mastercard, Inc. - Class A	5,787	$3,291,704
Mitsubishi HC Capital, Inc.	6,101	50,398
Nexi SpA(b)	3,823	21,658
ORIX Corp.	8,026	210,650
PayPal Holdings, Inc.(a)	6,698	449,168
Sofina SA(b)	106	31,342
Visa, Inc. - Class A	11,909	4,065,494
Washington H Soul Pattinson & Co., Ltd. - Class H	1,651	42,036
Wise PLC - Class A(a)	4,602	64,153

		17,530,723

Insurance – 2.3%
Admiral Group PLC	1,798	81,149
Aegon Ltd.	9,133	73,630
Aflac, Inc.	3,375	376,988
Ageas SA/NV	1,031	71,506
AIA Group Ltd. - Class H	73,395	703,415
Allianz SE (REG)	2,669	1,122,920
Allstate Corp. (The)	1,847	396,459
American International Group, Inc.	3,884	305,049
Aon PLC - Class A	1,512	539,149
Arch Capital Group Ltd.	2,606	236,442
Arthur J Gallagher & Co.	1,797	556,603
ASR Nederland NV	1,001	68,117
Assurant, Inc.	354	76,676
Aviva PLC	21,112	195,303
AXA SA	12,250	587,449
Baloise Holding AG (REG)	285	70,536
Brown & Brown, Inc.	2,054	192,645
Chubb Ltd.	2,599	733,568
Cincinnati Financial Corp.	1,090	172,329
Dai-ichi Life Holdings, Inc.	24,232	190,613
Erie Indemnity Co. - Class A	178	56,632
Everest Group Ltd.	294	102,968
Generali	5,887	231,359
Gjensidige Forsikring ASA	1,381	40,583
Globe Life, Inc.	568	81,207
Hannover Rueck SE	416	125,532
Hartford Insurance Group, Inc. (The)	1,971	262,912
Helvetia Holding AG (REG)	256	62,910
Insurance Australia Group Ltd.	16,337	88,526
Japan Post Holdings Co., Ltd.	12,278	121,863
Japan Post Insurance Co., Ltd.	1,282	36,333
Legal & General Group PLC	39,605	127,208
Loews Corp.	1,192	119,665
Marsh & McLennan Cos., Inc.	3,447	694,674
Medibank Pvt. Ltd.	19,023	60,603
MetLife, Inc.	3,916	322,561
MS&AD Insurance Group Holdings, Inc.	8,912	201,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	903	576,542
NN Group NV	1,858	131,022
Phoenix Financial Ltd.	1,561	58,450
Phoenix Group Holdings PLC	4,852	42,101
Poste Italiane SpA	3,158	75,069
Principal Financial Group, Inc.	1,421	117,815
Progressive Corp. (The)	4,110	1,014,965
Prudential Financial, Inc.	2,468	256,030
Prudential PLC	17,833	249,657

Company	Shares	U.S. $ Value

QBE Insurance Group Ltd.	10,428	$141,907
Sampo Oyj - Class A(b)	16,721	192,240
Sompo Holdings, Inc.	6,099	188,554
Sony Financial Group, Inc.	42,490	47,120
Suncorp Group Ltd.	7,480	100,290
Swiss Life Holding AG (REG)	197	212,683
Swiss Re AG	2,063	383,155
T&D Holdings, Inc.	3,377	82,546
Talanx AG	446	59,464
Tokio Marine Holdings, Inc.	12,679	536,615
Travelers Cos., Inc. (The)	1,578	440,609
Tryg A/S	2,323	58,979
Unipol Assicurazioni SpA	2,478	53,271
W R Berkley Corp.	2,098	160,749
Willis Towers Watson PLC	684	236,288
Zurich Insurance Group AG	1,011	722,646

		15,626,669

		87,035,458

Industrials – 8.7%
Aerospace & Defense – 2.1%
Airbus SE	4,107	959,091
Axon Enterprise, Inc.(a)	550	394,702
BAE Systems PLC	20,807	579,192
Boeing Co. (The)(a)	5,301	1,144,115
Dassault Aviation SA	135	45,478
Elbit Systems Ltd.	192	97,679
General Dynamics Corp.	1,770	603,570
General Electric Co.	7,434	2,236,296
Hensoldt AG	439	57,176
Howmet Aerospace, Inc.	2,826	554,546
Huntington Ingalls Industries, Inc.	275	79,175
Kongsberg Gruppen ASA	3,038	97,086
L3Harris Technologies, Inc.	1,312	400,698
Leonardo SpA	2,795	178,843
Lockheed Martin Corp.	1,440	718,862
Melrose Industries PLC	8,784	72,318
MTU Aero Engines AG	372	171,618
Northrop Grumman Corp.	944	575,198
Rheinmetall AG	317	741,518
Rolls-Royce Holdings PLC	58,392	938,607
RTX Corp.	9,384	1,570,225
Saab AB - Class B(b)	2,212	135,910
Safran SA	2,489	883,269
Singapore Technologies Engineering Ltd.	10,451	69,787
Textron, Inc.	1,249	105,528
Thales SA	640	202,313
TransDigm Group, Inc.	395	520,618

		14,133,418

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	828	109,627
Deutsche Post AG	6,630	296,277
DSV A/S	1,411	281,876
Expeditors International of Washington, Inc.	951	116,583
FedEx Corp.	1,521	358,667
InPost SA(a)	1,726	21,250

Company	Shares	U.S. $ Value

SG Holdings Co., Ltd.(b)	1,943	$20,070
United Parcel Service, Inc. - Class B	5,160	431,015

		1,635,365

Building Products – 0.5%
A O Smith Corp.	801	58,801
AGC, Inc.	1,310	42,722
Allegion PLC	602	106,765
Assa Abloy AB - Class B	6,922	240,940
Belimo Holding AG (REG)	68	71,516
Builders FirstSource, Inc.(a)	775	93,969
Carrier Global Corp.	5,608	334,798
Cie de Saint-Gobain SA	3,102	336,107
Daikin Industries Ltd.	1,866	215,079
Geberit AG (REG)	234	176,717
Johnson Controls International PLC	4,571	502,581
Kingspan Group PLC	1,069	89,380
Lennox International, Inc.	224	118,577
Masco Corp.	1,468	103,333
Nibe Industrier AB - Class B(b)	10,467	41,370
Otis Worldwide Corp.	2,752	251,615
ROCKWOOL A/S - Class B	666	24,829
Trane Technologies PLC	1,560	658,258

		3,467,357

Commercial Services & Supplies – 0.3%
Brambles Ltd.	9,440	154,888
Cintas Corp.	2,401	492,829
Copart, Inc.(a)	6,237	280,478
Dai Nippon Printing Co., Ltd.	2,698	45,879
Rentokil Initial PLC	17,448	88,387
Republic Services, Inc.	1,423	326,550
Rollins, Inc.	1,971	115,777
Secom Co., Ltd.	2,910	106,760
Securitas AB - Class B(b)	3,397	51,203
TOPPAN Holdings, Inc.	1,600	40,995
Veralto Corp.	1,740	185,502
Waste Management, Inc.	2,598	573,716

		2,462,964

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	1,238	99,236
Bouygues SA	1,322	59,627
Eiffage SA	474	60,728
EMCOR Group, Inc.	314	203,956
Ferrovial SE	3,547	203,741
Kajima Corp.	2,954	86,094
Obayashi Corp.	4,447	72,991
Quanta Services, Inc.	1,045	433,069
Skanska AB - Class B	2,351	61,022
Taisei Corp.	1,113	76,482
Vinci SA	3,417	474,867

		1,831,813

Electrical Equipment – 1.1%
ABB Ltd. (REG)	10,832	783,840
AMETEK, Inc.	1,619	304,372

Company	Shares	U.S. $ Value

Eaton Corp. PLC	2,729	$1,021,328
Emerson Electric Co.	3,946	517,636
Fuji Electric Co., Ltd.	899	60,263
Fujikura Ltd.	1,700	166,289
GE Vernova, Inc.	1,908	1,173,229
Generac Holdings, Inc.(a)	411	68,801
Hubbell, Inc.	373	160,506
Legrand SA	1,811	300,918
Mitsubishi Electric Corp.	13,132	337,279
NIDEC Corp.(b)	5,788	102,881
Prysmian SpA	1,944	193,470
Rockwell Automation, Inc.	788	275,430
Schneider Electric SE	3,789	1,066,498
Siemens Energy AG(a)	4,693	551,799
Vestas Wind Systems A/S	6,974	132,668

		7,217,207

Ground Transportation – 0.6%
Central Japan Railway Co.	5,371	153,985
CSX Corp.	13,070	464,116
East Japan Railway Co.	6,675	163,263
Grab Holdings Ltd. - Class A(a)	16,389	98,662
Hankyu Hanshin Holdings, Inc.	1,632	48,126
JB Hunt Transport Services, Inc.	536	71,915
MTR Corp., Ltd. - Class H(b)	10,418	35,281
Norfolk Southern Corp.	1,573	472,545
Old Dominion Freight Line, Inc.	1,297	182,592
Tokyo Metro Co., Ltd.(b)	2,000	22,923
Tokyu Corp.	3,446	42,025
Uber Technologies, Inc.(a)	14,620	1,432,321
Union Pacific Corp.	4,158	982,826
West Japan Railway Co.(b)	2,940	64,468

		4,235,048

Industrial Conglomerates – 0.6%
3M Co.	3,734	579,442
CK Hutchison Holdings Ltd. - Class H	18,448	121,203
DCC PLC(b)	678	43,644
Hikari Tsushin, Inc.	118	32,871
Hitachi Ltd.	31,639	838,214
Honeywell International, Inc.	4,451	936,936
Investment AB Latour - Class B(b)	1,023	24,291
Jardine Matheson Holdings Ltd.	1,170	73,835
Keppel Ltd.	9,750	67,487
Lifco AB - Class B(b)	1,610	54,514
Sekisui Chemical Co., Ltd.	2,629	48,943
Siemens AG (REG)	5,253	1,418,195
Smiths Group PLC	2,285	72,446
Swire Pacific Ltd. - Class H	2,277	19,297

		4,331,318

Machinery – 1.5%
Alfa Laval AB	1,998	91,239
Alstom SA(a)	2,394	62,642
Atlas Copco AB - Class A	18,551	314,587
Atlas Copco AB - Class B(b)	10,779	162,197

Company	Shares	U.S. $ Value

Caterpillar, Inc.	3,284	$1,566,961
Cummins, Inc.	966	408,009
Daifuku Co., Ltd.	2,261	72,361
Daimler Truck Holding AG	3,281	135,674
Deere & Co.	1,766	807,521
Dover Corp.	961	160,324
Epiroc AB - Class A	4,552	96,366
Epiroc AB - Class B	2,693	50,947
FANUC Corp.	6,430	184,779
Fortive Corp.	2,372	116,204
GEA Group AG	1,012	74,819
IDEX Corp.	528	85,937
IHI Corp.	7,000	130,370
Illinois Tool Works, Inc.	1,860	485,014
Indutrade AB(b)	1,887	43,415
Ingersoll Rand, Inc.	2,536	209,524
Kawasaki Heavy Industries Ltd.	1,000	66,000
Knorr-Bremse AG	501	47,139
Komatsu Ltd.	6,593	229,682
Kone Oyj - Class B(b)	2,347	160,087
Kubota Corp.	6,795	85,375
Makita Corp.	1,593	51,631
Metso Oyj(b)	4,581	63,146
Minebea Mitsumi, Inc.(b)	2,530	47,541
Mitsubishi Heavy Industries Ltd.	22,155	579,776
Nordson Corp.	376	85,333
PACCAR, Inc.	3,681	361,916
Parker-Hannifin Corp.	896	679,302
Pentair PLC	1,149	127,263
Rational AG	35	26,746
Sandvik AB	7,363	205,688
Schindler Holding AG	281	106,858
Schindler Holding AG (REG)	162	58,620
SKF AB - Class B	2,356	58,597
SMC Corp.(b)	383	118,382
Snap-on, Inc.	366	126,830
Spirax Group PLC	508	46,779
Stanley Black & Decker, Inc.	1,085	80,648
Techtronic Industries Co., Ltd. - Class H	10,200	130,389
Toyota Industries Corp.(a)	1,081	121,578
Trelleborg AB - Class B(b)	1,401	52,381
VAT Group AG(c)	186	74,245
Volvo AB - Class B	10,972	315,528
Wartsila Oyj Abp	3,474	104,202
Westinghouse Air Brake Technologies Corp.	1,198	240,163
Xylem, Inc./NY	1,706	251,635
Yangzijiang Shipbuilding Holdings Ltd.	18,000	47,093

		10,009,443

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	20	39,232
AP Moller - Maersk A/S - Class B	27	53,076
Kawasaki Kisen Kaisha Ltd.(b)	2,431	34,566
Kuehne & Nagel International AG (REG)	334	62,504
Mitsui OSK Lines Ltd.	2,404	72,984
Nippon Yusen KK(b)	2,986	101,898

Company	Shares	U.S. $ Value

SITC International Holdings Co., Ltd. - Class H	8,980	$34,572

		398,832

Passenger Airlines – 0.1%
ANA Holdings, Inc.	1,069	20,652
Delta Air Lines, Inc.	4,547	258,042
Deutsche Lufthansa AG (REG)	4,144	35,171
International Consolidated Airlines Group SA	8,584	44,924
Japan Airlines Co., Ltd.	965	19,431
Qantas Airways Ltd.	5,121	37,003
Ryanair Holdings PLC	5,862	171,302
Singapore Airlines Ltd.(b)	9,966	50,382
Southwest Airlines Co.	3,682	117,493
United Airlines Holdings, Inc.(a)	2,270	219,055

		973,455

Professional Services – 0.6%
Automatic Data Processing, Inc.	2,840	833,540
Broadridge Financial Solutions, Inc.	821	195,538
Bureau Veritas SA	2,195	68,847
Computershare Ltd.	3,595	86,373
Dayforce, Inc.(a)	1,120	77,157
Equifax, Inc.	868	222,668
Experian PLC	6,346	318,742
Intertek Group PLC	1,087	69,192
Jacobs Solutions, Inc.	838	125,583
Leidos Holdings, Inc.	899	169,875
Paychex, Inc.	2,273	288,125
Paycom Software, Inc.	351	73,057
Randstad NV(b)	749	31,937
Recruit Holdings Co., Ltd.	9,140	491,401
RELX PLC	12,684	606,026
SGS SA (REG)	1,143	118,780
Teleperformance SE	372	27,786
Verisk Analytics, Inc.	979	246,228
Wolters Kluwer NV	1,647	224,815

		4,275,670

Trading Companies & Distributors – 0.6%
AddTech AB - Class B	1,795	58,392
AerCap Holdings NV	1,218	147,378
Ashtead Group PLC	2,947	197,630
Beijer Ref AB(b)	2,659	41,565
Brenntag SE	848	50,814
Bunzl PLC	2,263	71,527
Fastenal Co.	8,046	394,576
ITOCHU Corp.	8,257	469,810
Marubeni Corp.	9,738	242,984
Mitsubishi Corp.	22,181	528,781
Mitsui & Co., Ltd.	17,026	422,776
MonotaRO Co., Ltd.	1,778	25,814
Rexel SA	1,549	50,998
SGH Ltd.(b)	1,406	46,412
Sumitomo Corp.	7,559	218,704
Toyota Tsusho Corp.	4,766	131,934
United Rentals, Inc.	451	430,552

Company	Shares	U.S. $ Value

WW Grainger, Inc.	309	$294,465

		3,825,112

Transportation Infrastructure – 0.1%
Aena SME SA	5,179	141,590
Aeroports de Paris SA	239	31,663
Auckland International Airport Ltd.	11,660	53,298
Getlink SE	2,089	38,520
Transurban Group	21,468	195,871

		460,942

		59,257,944

Consumer Discretionary – 8.3%
Automobile Components – 0.1%
Aisin Corp.	3,449	59,565
Aptiv PLC(a)	1,527	131,658
Bridgestone Corp.	3,922	181,267
Cie Generale des Etablissements Michelin SCA	4,630	166,744
Continental AG	760	50,279
Denso Corp.	12,059	173,549
Sumitomo Electric Industries Ltd.(b)	4,983	141,786

		904,848

Automobiles – 1.9%
Bayerische Motoren Werke AG	1,938	195,326
Bayerische Motoren Werke AG (Preference Shares)	387	36,048
Dr. Ing hc F Porsche AG (Preference Shares)(a) (c)	786	38,108
Ferrari NV	871	422,192
Ford Motor Co.	27,405	327,764
General Motors Co.	6,675	406,975
Honda Motor Co., Ltd.(b)	27,344	282,172
Isuzu Motors Ltd.	3,721	46,897
Mercedes-Benz Group AG	4,987	314,330
Nissan Motor Co., Ltd.(a) (b)	15,403	37,460
Porsche Automobil Holding SE (Preference Shares)	1,058	41,693
Renault SA	1,328	54,605
Stellantis NV	13,924	129,236
Subaru Corp.	4,037	82,271
Suzuki Motor Corp.	10,821	157,542
Tesla, Inc.(a)	19,673	8,748,977
Toyota Motor Corp.	65,530	1,258,599
Volkswagen AG (Preference Shares)	1,424	154,347
Yamaha Motor Co., Ltd.(b)	6,326	47,364

		12,781,906

Broadline Retail – 2.6%
Amazon.com, Inc.(a)	68,040	14,939,543
Cie Financiere Richemont SA (REG) - Class A	3,715	713,155
eBay, Inc.	3,204	291,404
Next PLC	806	134,363
Pan Pacific International Holdings Corp.	13,250	87,237
Prosus NV(a)	9,040	639,264
Rakuten Group, Inc.(a)	10,468	67,881

Company	Shares	U.S. $ Value

Ryohin Keikaku Co., Ltd.	3,400	$67,650
Sea Ltd. (ADR)(a)	2,642	472,205
Wesfarmers Ltd.	7,838	476,812

		17,889,514

Distributors – 0.1%
D’ieteren Group	148	27,780
Genuine Parts Co.	975	135,135
LKQ Corp.	1,804	55,094
Pool Corp.	230	71,316

		289,325

Diversified Consumer Services – 0.0%
Pearson PLC	4,051	57,609

Hotels, Restaurants & Leisure – 1.4%
Accor SA	1,354	64,329
Airbnb, Inc. - Class A(a)	3,008	365,231
Amadeus IT Group SA	3,111	247,293
Aristocrat Leisure Ltd.	3,877	179,480
Booking Holdings, Inc.	227	1,225,634
Carnival Corp.(a)	7,611	220,034
Chipotle Mexican Grill, Inc.(a)	9,400	368,386
Compass Group PLC	11,723	399,587
Darden Restaurants, Inc.	820	156,095
Delivery Hero SE(a)	1,327	38,104
Domino’s Pizza, Inc.	219	94,545
DoorDash, Inc. - Class A(a)	2,595	705,814
Entain PLC	4,196	49,590
Evolution AB(c)	989	81,418
Expedia Group, Inc.	829	177,199
FDJ United	768	25,753
Galaxy Entertainment Group Ltd. - Class H	14,639	80,490
Genting Singapore Ltd.(b)	40,481	23,078
Hilton Worldwide Holdings, Inc.	1,649	427,817
InterContinental Hotels Group PLC	1,014	122,603
Las Vegas Sands Corp.	2,166	116,509
Lottery Corp., Ltd. (The)	15,150	58,830
Marriott International, Inc./MD - Class A	1,580	411,495
McDonald’s Corp.	5,003	1,520,362
MGM Resorts International(a)	1,431	49,599
Norwegian Cruise Line Holdings Ltd.(a)	3,168	78,028
Oriental Land Co., Ltd./Japan	7,504	180,644
Royal Caribbean Cruises Ltd.	1,771	573,060
Sands China Ltd. - Class H	16,654	46,276
Sodexo SA	611	38,551
Starbucks Corp.	7,969	674,177
Whitbread PLC	1,208	52,411
Wynn Resorts Ltd.	592	75,936
Yum! Brands, Inc.	1,946	295,792
Zensho Holdings Co., Ltd.(b)	645	42,136

		9,266,286

Household Durables – 0.4%
Barratt Redrow PLC	9,447	49,702
D.R. Horton, Inc.	1,944	329,450
Garmin Ltd.	1,147	282,414

Company	Shares	U.S. $ Value

Lennar Corp. - Class A	1,596	$201,160
Mohawk Industries, Inc.(a)	366	47,185
NVR, Inc.(a)	20	160,693
Panasonic Holdings Corp.	16,109	174,849
PulteGroup, Inc.	1,383	182,736
Sekisui House Ltd.	4,094	93,108
Sony Group Corp.	42,490	1,221,447

		2,742,744

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	4,076	135,615
Hasbro, Inc.	934	70,844
Shimano, Inc.	511	57,108

		263,567

Specialty Retail – 1.2%
AutoZone, Inc.(a)	117	501,958
Avolta AG(a)	607	33,145
Best Buy Co., Inc.	1,378	104,204
CarMax, Inc.(a)	1,052	47,203
Fast Retailing Co., Ltd.	1,278	388,143
H & M Hennes & Mauritz AB - Class B(b)	3,896	72,831
Home Depot, Inc. (The)	6,975	2,826,200
Industria de Diseno Textil SA(b)	7,533	416,905
JD Sports Fashion PLC	17,518	22,552
Kingfisher PLC	12,123	50,502
Lowe’s Cos., Inc.	3,929	987,397
Nitori Holdings Co., Ltd.	2,680	51,819
O’Reilly Automotive, Inc.(a)	5,949	641,362
Ross Stores, Inc.	2,293	349,430
Sanrio Co., Ltd.(b)	1,200	56,328
TJX Cos., Inc. (The)	7,821	1,130,447
Tractor Supply Co.	3,715	211,272
Ulta Beauty, Inc.(a)	315	172,226
Williams-Sonoma, Inc.	862	168,478
Zalando SE(a)	1,551	47,597
ZOZO, Inc.(b)	3,115	28,623

		8,308,622

Textiles, Apparel & Luxury Goods – 0.5%
adidas AG	1,181	250,232
Asics Corp.	4,775	124,950
Deckers Outdoor Corp.(a)	1,040	105,425
Hermes International SCA	219	538,530
Kering SA	514	172,240
Lululemon Athletica, Inc.(a)	765	136,116
LVMH Moet Hennessy Louis Vuitton SE	1,728	1,063,379
Moncler SpA	1,613	94,930
NIKE, Inc. - Class B	8,329	580,781
Pandora A/S	546	71,388
Ralph Lauren Corp.	271	84,975
Swatch Group AG (The)(b)	200	37,800

Company	Shares	U.S. $ Value

Tapestry, Inc.	1,459	$165,188

		3,425,934

		55,930,355

Health Care – 7.4%
Biotechnology – 1.1%
AbbVie, Inc.	12,385	2,867,623
Amgen, Inc.	3,774	1,065,023
Argenx SE(a)	423	312,534
Biogen, Inc.(a)	1,028	144,002
CSL Ltd.	3,345	440,022
Genmab A/S(a)	421	129,899
Gilead Sciences, Inc.	8,699	965,589
Grifols SA	2,060	29,992
Incyte Corp.(a)	1,150	97,531
Moderna, Inc.(a)	2,428	62,715
Regeneron Pharmaceuticals, Inc.	714	401,461
Swedish Orphan Biovitrum AB(a) (b)	1,352	41,328
Vertex Pharmaceuticals, Inc.(a)	1,797	703,777

		7,261,496

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	12,202	1,634,336
Alcon AG	3,451	259,566
Align Technology, Inc.(a)	473	59,229
Baxter International, Inc.	3,601	81,995
Becton Dickinson & Co.	2,009	376,025
BioMerieux	286	38,387
Boston Scientific Corp.(a)	10,388	1,014,180
Cochlear Ltd.(b)	452	83,297
Coloplast A/S - Class B	871	75,072
Cooper Cos., Inc. (The)(a)	1,399	95,915
Demant A/S(a)	591	20,574
Dexcom, Inc.(a)	2,749	184,980
Edwards Lifesciences Corp.(a)	4,116	320,101
EssilorLuxottica SA	2,081	677,894
Fisher & Paykel Healthcare Corp., Ltd.(b)	4,049	86,971
GE HealthCare Technologies, Inc.	3,201	240,395
Hologic, Inc.(a)	1,559	105,217
Hoya Corp.	2,349	324,797
IDEXX Laboratories, Inc.(a)	561	358,417
Insulet Corp.(a)	493	152,204
Intuitive Surgical, Inc.(a)	2,513	1,123,889
Koninklijke Philips NV	5,320	145,736
Medtronic PLC	8,983	855,541
Olympus Corp.	7,884	99,678
ResMed, Inc.	1,026	280,847
Siemens Healthineers AG	2,337	126,586
Smith & Nephew PLC	5,748	104,253
Solventum Corp.(a)	1,033	75,409
Sonova Holding AG (REG)	350	96,007
STERIS PLC	690	170,734
Straumann Holding AG (REG)(a)	771	82,655
Stryker Corp.	2,412	891,644

Company	Shares	U.S. $ Value

Sysmex Corp.(b)	3,470	$42,897
Terumo Corp.	9,181	151,455
Zimmer Biomet Holdings, Inc.	1,389	136,817

		10,573,700

Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	1,674	262,751
Cencora, Inc.	1,359	424,728
Centene Corp.(a)	3,271	116,709
Cigna Group (The)	1,871	539,316
CVS Health Corp.	8,892	670,368
DaVita, Inc.(a)	251	33,350
Elevance Health, Inc.	1,579	510,206
Fresenius Medical Care AG	1,520	80,313
Fresenius SE & Co. KGaA	2,917	163,018
HCA Healthcare, Inc.	1,148	489,278
Henry Schein, Inc.(a)	723	47,986
Humana, Inc.	843	219,323
Labcorp Holdings, Inc.	583	167,356
McKesson Corp.	872	673,655
Molina Healthcare, Inc.(a)	380	72,717
Quest Diagnostics, Inc.	784	149,415
Sigma Healthcare Ltd.	31,893	62,632
Sonic Healthcare Ltd.	3,243	45,933
UnitedHealth Group, Inc.	6,349	2,192,310
Universal Health Services, Inc. - Class B	395	80,754

		7,002,118

Health Care Technology – 0.0%
M3, Inc.(b)	3,054	49,439
Pro Medicus Ltd.(b)	397	80,827

		130,266

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	1,991	255,545
Bio-Techne Corp.	1,099	61,137
Charles River Laboratories International, Inc.(a)	345	53,979
Danaher Corp.	4,468	885,826
Eurofins Scientific SE	818	59,654
IQVIA Holdings, Inc.(a)	1,192	226,408
Lonza Group AG (REG)(a)	485	324,290
Mettler-Toledo International, Inc.(a)	144	176,776
QIAGEN NV	1,496	66,727
Revvity, Inc.	814	71,347
Sartorius AG (Preference Shares)	181	42,313
Sartorius Stedim Biotech	202	41,166
Thermo Fisher Scientific, Inc.	2,647	1,283,848
Waters Corp.(a)	417	125,021
West Pharmaceutical Services, Inc.	504	132,214

		3,806,251

Pharmaceuticals – 3.2%
Astellas Pharma, Inc.(b)	12,514	136,402
AstraZeneca PLC	10,717	1,641,855
Bayer AG (REG)	6,785	225,881

Company	Shares	U.S. $ Value

Bristol-Myers Squibb Co.	14,270	$643,577
Chugai Pharmaceutical Co., Ltd.	4,596	203,761
Daiichi Sankyo Co., Ltd.	11,782	265,097
Eisai Co., Ltd.	1,787	60,370
Eli Lilly & Co.	5,574	4,252,962
Galderma Group AG(a)	904	159,828
GSK PLC	28,217	605,874
Haleon PLC	62,050	279,236
Hikma Pharmaceuticals PLC	1,149	26,377
Ipsen SA	260	34,912
Johnson & Johnson	16,884	3,130,631
Kyowa Kirin Co., Ltd.	1,626	25,418
Merck & Co., Inc.	17,511	1,469,698
Merck KGaA	892	115,732
Novartis AG (REG)	13,139	1,689,391
Novo Nordisk A/S - Class B	22,259	1,239,417
Orion Oyj - Class B(b)	752	57,734
Otsuka Holdings Co., Ltd.	3,000	159,992
Pfizer, Inc.	39,861	1,015,658
Recordati Industria Chimica e Farmaceutica SpA	794	48,462
Roche Holding AG (BR)	221	76,464
Roche Holding AG (Genusschein)	4,856	1,616,968
Sandoz Group AG	2,887	172,188
Sanofi SA	7,637	723,178
Shionogi & Co., Ltd.	5,261	92,698
Takeda Pharmaceutical Co., Ltd.(b)	10,950	321,606
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	7,920	159,984
UCB SA	873	243,685
Viatris, Inc.	8,173	80,913
Zoetis, Inc.	3,107	454,616

		21,430,565

		50,204,396

Communication Services – 7.0%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	50,129	1,415,643
BT Group PLC	41,294	106,237
Cellnex Telecom SA(b)	3,415	118,287
Charter Communications, Inc. - Class A(a)	651	179,093
Comcast Corp. - Class A	25,819	811,233
Deutsche Telekom AG (REG)	24,123	821,858
Elisa Oyj(b)	982	51,543
HKT Trust & HKT Ltd. - Class H	26,371	38,990
Infrastrutture Wireless Italiane SpA(b)	1,931	22,692
Koninklijke KPN NV	26,855	128,892
NTT, Inc.	206,342	215,694
Orange SA	12,860	208,602
Singapore Telecommunications Ltd.	51,350	164,169
Swisscom AG (REG)	179	130,106
Telecom Italia SpA/Milano(a) (b)	73,548	38,535
Telefonica SA(b)	25,452	130,981
Telenor ASA	4,253	70,572
Telia Co. AB	16,296	62,169
Telstra Group Ltd.	27,005	86,095

Company	Shares	U.S. $ Value

Verizon Communications, Inc.	29,559	$1,299,118

		6,100,509

Entertainment – 1.2%
Bollore SE	4,855	27,533
Capcom Co., Ltd.	2,419	65,678
CTS Eventim AG & Co. KGaA	431	42,313
Electronic Arts, Inc.	1,579	318,484
Konami Group Corp.(b)	672	96,944
Live Nation Entertainment, Inc.(a)	1,106	180,720
Netflix, Inc.(a)	2,979	3,571,583
Nexon Co., Ltd.	2,252	49,421
Nintendo Co., Ltd.	7,655	662,305
Spotify Technology SA(a)	1,057	737,786
Take-Two Interactive Software, Inc.(a)	1,216	314,166
TKO Group Holdings, Inc.	484	97,749
Toho Co., Ltd./Tokyo	749	48,148
Universal Music Group NV	7,600	219,621
Walt Disney Co. (The)	12,605	1,443,273
Warner Bros Discovery, Inc.(a)	17,357	338,982

		8,214,706

Interactive Media & Services – 4.4%
Alphabet, Inc. - Class A	40,782	9,914,104
Alphabet, Inc. - Class C	32,739	7,973,583
Auto Trader Group PLC	6,026	64,016
CAR Group Ltd.(b)	2,610	63,477
LY Corp.	19,194	61,613
Match Group, Inc.	1,687	59,585
Meta Platforms, Inc. - Class A	15,196	11,159,639
REA Group Ltd.	365	55,815
Scout24 SE	518	64,987

		29,416,819

Media – 0.1%
Fox Corp. - Class A	1,472	92,824
Fox Corp. - Class B	925	52,993
Informa PLC	9,014	111,650
Interpublic Group of Cos., Inc. (The)	2,568	71,673
News Corp. - Class A	2,639	81,044
News Corp. - Class B	780	26,949
Omnicom Group, Inc.	1,358	110,718
Paramount Skydance Corp. - Class B	2,165	40,962
Publicis Groupe SA	1,581	152,145
Trade Desk, Inc. (The) - Class A(a)	3,124	153,107
WPP PLC	7,451	37,141

		931,206

Wireless Telecommunication Services – 0.4%
KDDI Corp.	21,642	345,158
SoftBank Corp.	198,070	291,321
SoftBank Group Corp.	6,588	831,277
T-Mobile US, Inc.	3,393	812,216
Tele2 AB - Class B	3,781	64,499

Company	Shares	U.S. $ Value

Vodafone Group PLC	134,469	$156,374

		2,500,845

		47,164,085

Consumer Staples – 4.4%
Beverages – 0.8%
Anheuser-Busch InBev SA/NV	6,826	408,036
Asahi Group Holdings Ltd.	9,972	119,554
Brown-Forman Corp. - Class B	1,235	33,444
Carlsberg AS - Class B	649	75,542
Coca-Cola Co. (The)	27,155	1,800,920
Coca-Cola Europacific Partners PLC	1,591	143,842
Coca-Cola HBC AG(a)	1,507	71,098
Constellation Brands, Inc. - Class A	1,001	134,805
Davide Campari-Milano NV(b)	4,252	26,888
Diageo PLC	15,371	367,792
Heineken Holding NV(b)	895	61,453
Heineken NV	1,989	155,757
Keurig Dr. Pepper, Inc.	9,524	242,957
Kirin Holdings Co., Ltd.	5,400	79,116
Molson Coors Beverage Co. - Class B	1,187	53,712
Monster Beverage Corp.(a)	4,997	336,348
PepsiCo, Inc.	9,598	1,347,943
Pernod Ricard SA	1,394	137,240
Suntory Beverage & Food Ltd.	930	29,066

		5,625,513

Consumer Staples Distribution & Retail – 1.3%
Aeon Co., Ltd.	15,231	184,878
Carrefour SA	4,069	61,665
Coles Group Ltd.	9,263	142,584
Costco Wholesale Corp.	3,109	2,877,784
Dollar General Corp.	1,543	159,469
Dollar Tree, Inc.(a)	1,361	128,438
J Sainsbury PLC	11,910	53,550
Jeronimo Martins SGPS SA	1,956	47,619
Kesko Oyj - Class B(b)	1,886	40,138
Kobe Bussan Co., Ltd.(b)	1,007	27,753
Koninklijke Ahold Delhaize NV	6,270	253,712
Kroger Co. (The)	4,264	287,436
Marks & Spencer Group PLC	14,205	69,691
MatsukiyoCocokara & Co.(b)	2,297	46,659
Seven & i Holdings Co., Ltd.	14,420	193,494
Sysco Corp.	3,348	275,674
Target Corp.	3,185	285,694
Tesco PLC	45,341	271,760
Walmart, Inc.	30,772	3,171,362
Woolworths Group Ltd.	8,437	148,897

		8,728,257

Food Products – 0.8%
Ajinomoto Co., Inc.	6,214	178,150
Archer-Daniels-Midland Co.	3,368	201,204
Associated British Foods PLC	2,232	61,673
Barry Callebaut AG (REG)	25	34,430
Bunge Global SA	982	79,788

Company	Shares	U.S. $ Value

Chocoladefabriken Lindt & Spruengli AG	6	$91,732
Chocoladefabriken Lindt & Spruengli AG (REG)	1	150,471
Conagra Brands, Inc.	3,358	61,485
Danone SA	4,471	389,573
General Mills, Inc.	3,748	188,974
Hershey Co. (The)	1,038	194,158
Hormel Foods Corp.	2,043	50,544
J M Smucker Co. (The)	748	81,233
JDE Peet’s NV	1,180	43,291
Kellanova	1,885	154,608
Kerry Group PLC - Class A	1,131	102,104
Kikkoman Corp.(b)	4,642	39,311
Kraft Heinz Co. (The)	5,974	155,563
Lamb Weston Holdings, Inc.	977	56,744
Lotus Bakeries NV(b)	3	28,307
McCormick & Co., Inc./MD	1,774	118,698
MEIJI Holdings Co., Ltd.(b)	1,671	34,649
Mondelez International, Inc. - Class A	9,071	566,665
Mowi ASA	3,215	68,015
Nestle SA (REG)	17,806	1,635,218
Nissin Foods Holdings Co., Ltd.(b)	1,342	25,277
Orkla ASA	4,842	50,622
Salmar ASA	462	24,705
The Campbell’s Co.	1,379	43,549
Tyson Foods, Inc. - Class A	2,003	108,763
WH Group Ltd. - Class H	58,829	63,709
Wilmar International Ltd.	12,860	28,440
Yakult Honsha Co., Ltd.(b)	1,717	27,999

		5,139,652

Household Products – 0.6%
Church & Dwight Co., Inc.	1,708	149,672
Clorox Co. (The)	857	105,668
Colgate-Palmolive Co.	5,666	452,940
Essity AB - Class B	4,159	108,713
Henkel AG & Co. KGaA	718	53,295
Henkel AG & Co. KGaA (Preference Shares)	1,108	89,400
Kimberly-Clark Corp.	2,326	289,215
Procter & Gamble Co. (The)	16,422	2,523,240
Reckitt Benckiser Group PLC	4,691	361,216
Unicharm Corp.	7,703	49,973

		4,183,332

Personal Care Products – 0.3%
Beiersdorf AG	673	70,420
Estee Lauder Cos., Inc. (The) - Class A	1,642	144,693
Kao Corp.	3,218	140,244
Kenvue, Inc.	13,454	218,358
L’Oreal SA	1,662	722,118
Shiseido Co., Ltd.(b)	2,777	47,404
Unilever PLC	16,945	1,001,595

		2,344,832

Tobacco – 0.6%
Altria Group, Inc.	11,777	777,989
British American Tobacco PLC	14,407	766,269
Imperial Brands PLC	5,332	226,511
Japan Tobacco, Inc.	8,333	273,298
Philip Morris International, Inc.	10,913	1,770,088

		3,814,155

		29,835,741

Company	Shares	U.S. $ Value

Energy – 2.3%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	6,912	$336,753
Halliburton Co.	5,977	147,034
Schlumberger NV	10,460	359,510
Tenaris SA	2,591	46,426

		889,723

Oil, Gas & Consumable Fuels – 2.2%
Aker BP ASA	2,183	55,403
APA Corp.	2,508	60,894
BP PLC	109,620	629,400
Chevron Corp.	13,493	2,095,328
ConocoPhillips	8,756	828,230
Coterra Energy, Inc.	5,350	126,528
Devon Energy Corp.	4,450	156,017
Diamondback Energy, Inc.	1,319	188,749
ENEOS Holdings, Inc.	18,688	118,355
Eni SpA	14,126	247,150
EOG Resources, Inc.	3,828	429,195
EQT Corp.	4,375	238,131
Equinor ASA	5,297	129,173
Expand Energy Corp.	1,670	177,421
Exxon Mobil Corp.	29,889	3,369,985
Galp Energia SGPS SA	2,882	54,613
Idemitsu Kosan Co., Ltd.	5,326	36,438
Inpex Corp.	6,121	110,213
Kinder Morgan, Inc.	13,709	388,102
Marathon Petroleum Corp.	2,131	410,729
Neste Oyj(b)	2,922	53,688
Occidental Petroleum Corp.	5,038	238,045
OMV AG	1,017	54,336
ONEOK, Inc.	4,415	322,163
Phillips 66	2,833	385,345
Repsol SA	7,992	142,116
Santos Ltd.	22,426	99,591
Shell PLC	40,725	1,451,479
Targa Resources Corp.	1,509	252,818
Texas Pacific Land Corp.	135	126,041
TotalEnergies SE	14,189	864,232
Valero Energy Corp.	2,178	370,826
Williams Cos., Inc. (The)	8,561	542,339
Woodside Energy Group Ltd.(b)	13,113	198,019

		14,951,092

		15,840,815

Materials – 2.2%
Chemicals – 1.1%
Air Liquide SA	3,998	833,010
Air Products & Chemicals, Inc.	1,560	425,443
Akzo Nobel NV	1,180	84,214
Albemarle Corp.	825	66,891
Arkema SA	394	24,983

Company	Shares	U.S. $ Value

Asahi Kasei Corp.	8,498	$66,792
BASF SE	6,164	307,980
CF Industries Holdings, Inc.	1,136	101,899
Corteva, Inc.	4,761	321,986
Covestro AG(a)	1,240	84,875
Dow, Inc.	4,969	113,939
DSM-Firmenich AG(a)	1,284	109,549
DuPont de Nemours, Inc.	2,935	228,637
Eastman Chemical Co.	805	50,755
Ecolab, Inc.	1,790	490,209
EMS-Chemie Holding AG(a)	48	34,103
Evonik Industries AG	1,770	30,779
Givaudan SA (REG)	64	261,059
ICL Group Ltd.	5,348	33,394
IMCD NV(b)	408	42,288
International Flavors & Fragrances, Inc.	1,797	110,587
Linde PLC	3,287	1,561,325
LyondellBasell Industries NV - Class A	1,804	88,468
Mitsubishi Chemical Group Corp.	8,875	50,979
Mosaic Co. (The)	2,225	77,163
Nippon Paint Holdings Co., Ltd.(b)	6,547	44,666
Nippon Sanso Holdings Corp.(b)	1,159	41,047
Nitto Denko Corp.(b)	4,930	116,864
Novonesis Novozymes B - Class B	2,447	150,598
PPG Industries, Inc.	1,582	166,284
Sherwin-Williams Co. (The)	1,626	563,019
Shin-Etsu Chemical Co., Ltd.	11,660	381,789
Sika AG (REG)(a)	1,053	236,460
Syensqo SA(b)	502	40,757
Symrise AG	917	79,752
Toray Industries, Inc.	9,583	61,137
Yara International ASA	1,144	41,932

		7,525,612

Construction Materials – 0.2%
Amrize Ltd.(a)	3,523	172,260
Heidelberg Materials AG	924	208,866
Holcim AG(a)	3,524	300,684
James Hardie Industries PLC(a)	3,997	74,182
Martin Marietta Materials, Inc.	423	266,608
Vulcan Materials Co.	926	284,856

		1,307,456

Containers & Packaging – 0.1%
Amcor PLC	16,162	132,205
Avery Dennison Corp.	547	88,707
Ball Corp.	1,908	96,201
International Paper Co.	3,701	171,727
Packaging Corp. of America	627	136,642
SIG Group AG(a)	2,112	21,903
Smurfit WestRock PLC	3,660	155,806

		803,191

Company	Shares	U.S. $ Value

Metals & Mining – 0.7%
Anglo American PLC	7,729	$291,440
Antofagasta PLC	2,724	101,305
ArcelorMittal SA	3,239	116,850
BHP Group Ltd.(b)	35,082	980,023
BlueScope Steel Ltd.	3,029	45,498
Boliden AB(a)	1,963	80,126
Evolution Mining Ltd.	13,831	98,595
Fortescue Ltd.(b)	11,694	144,824
Freeport-McMoRan, Inc.	10,066	394,789
Fresnillo PLC	1,527	48,709
Glencore PLC(a)	70,011	322,444
JFE Holdings, Inc.(b)	3,952	48,496
Newmont Corp.	7,701	649,271
Nippon Steel Corp.(b)	33,480	137,896
Norsk Hydro ASA	9,566	65,040
Northern Star Resources Ltd.	9,371	146,331
Nucor Corp.	1,609	217,907
Rio Tinto Ltd.(b)	2,564	206,820
Rio Tinto PLC	7,795	513,709
South32 Ltd.	31,107	56,388
Steel Dynamics, Inc.	970	135,247
Sumitomo Metal Mining Co., Ltd.	1,754	56,470

		4,858,178

Paper & Forest Products – 0.1%
Holmen AB - Class B(b)	526	19,985
Mondi PLC	3,049	42,174
Stora Enso Oyj - Class R(b)	4,023	44,273
Svenska Cellulosa AB SCA - Class B(b)	4,196	55,540
UPM-Kymmene Oyj(b)	3,645	99,824

		261,796

		14,756,233

Utilities – 2.1%
Electric Utilities – 1.3%
Acciona SA(b)	170	34,160
Alliant Energy Corp.	1,802	121,473
American Electric Power Co., Inc.	3,749	421,763
BKW AG	146	31,314
Chubu Electric Power Co., Inc.	4,713	65,454
CK Infrastructure Holdings Ltd. - Class H	4,216	27,661
CLP Holdings Ltd. - Class H	11,493	95,097
Constellation Energy Corp.	2,190	720,663
Contact Energy Ltd.(b)	5,933	31,304
Duke Energy Corp.	5,452	674,685
Edison International	2,698	149,145
EDP SA	21,676	102,874
Elia Group SA/NV(b)	301	34,775
Endesa SA	2,194	70,089
Enel SpA	56,193	532,515
Entergy Corp.	3,130	291,685
Evergy, Inc.	1,614	122,696
Eversource Energy	2,571	182,901
Exelon Corp.	7,081	318,716
FirstEnergy Corp.	3,643	166,922
Fortum Oyj	3,099	58,821
Iberdrola SA	43,866	830,354

Company	Shares	U.S. $ Value

Kansai Electric Power Co., Inc. (The)	6,513	$93,161
NextEra Energy, Inc.	14,437	1,089,849
NRG Energy, Inc.	1,356	219,604
Origin Energy Ltd.	11,900	98,205
PG&E Corp.	15,408	232,353
Pinnacle West Capital Corp.	837	75,045
Power Assets Holdings Ltd. - Class H	9,773	61,859
PPL Corp.	5,184	192,637
Redeia Corp. SA	2,803	54,119
Southern Co. (The)	7,712	730,866
SSE PLC	7,642	179,248
Terna - Rete Elettrica Nazionale	9,719	98,633
Verbund AG	470	34,232
Xcel Energy, Inc.	4,146	334,375

		8,579,253

Gas Utilities – 0.1%
APA Group	9,010	52,894
Atmos Energy Corp.	1,125	192,094
Hong Kong & China Gas Co., Ltd. - Class H	76,951	66,778
Osaka Gas Co., Ltd.	2,469	71,511
Snam SpA	13,928	83,627
Tokyo Gas Co., Ltd.	2,212	78,656

		545,560

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	4,992	65,695
EDP Renovaveis SA	2,177	28,772
Meridian Energy Ltd.	9,031	29,163
Orsted AS(a)	1,161	20,195
RWE AG	4,367	194,239
Vistra Corp.	2,235	437,881

		775,945

Multi-Utilities – 0.6%
Ameren Corp.	1,896	197,904
CenterPoint Energy, Inc.	4,577	177,588
Centrica PLC	33,542	75,321
CMS Energy Corp.	2,099	153,773
Consolidated Edison, Inc.	2,528	254,115
Dominion Energy, Inc.	5,983	365,980
DTE Energy Co.	1,455	205,781
E.ON SE	15,505	292,044
Engie SA	12,614	271,157
National Grid PLC	33,856	486,465
NiSource, Inc.	3,301	142,933
Public Service Enterprise Group, Inc.	3,499	292,027
Sembcorp Industries Ltd.(b)	5,983	27,954
Sempra	4,574	411,568
Veolia Environnement SA	4,348	148,276
WEC Energy Group, Inc.	2,256	258,515

		3,761,401

Water Utilities – 0.0%
American Water Works Co., Inc.	1,368	190,412
Severn Trent PLC	1,870	65,200

Company	Shares	U.S. $ Value

United Utilities Group PLC	4,710	$72,764

		328,376

		13,990,535

Real Estate – 1.5%
Diversified REITs – 0.0%
CapitaLand Integrated Commercial Trust(a)	39,955	70,958
Covivio SA/France	385	25,949
Land Securities Group PLC	4,888	38,338
Stockland	16,577	67,041

		202,286

Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	1,091	90,924
Healthpeak Properties, Inc.	4,899	93,816
Ventas, Inc.	3,186	222,988
Welltower, Inc.	4,689	835,298

		1,243,026

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	4,483	76,301

Industrial REITs – 0.2%
CapitaLand Ascendas REIT(a)	27,020	58,471
Goodman Group	14,027	303,979
Prologis, Inc.	6,506	745,067
Segro PLC	8,882	78,482

		1,185,999

Office REITs – 0.0%
BXP, Inc.	1,033	76,793
Gecina SA	318	31,946
Nippon Building Fund, Inc.	54	50,939

		159,678

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	293	29,065
CapitaLand Investment Ltd./Singapore	15,674	32,734
CBRE Group, Inc. - Class A(a)	2,055	323,786
CK Asset Holdings Ltd. - Class H	13,387	64,835
CoStar Group, Inc.(a)	2,970	250,579
Daito Trust Construction Co., Ltd.	1,960	43,005
Daiwa House Industry Co., Ltd.	3,851	138,309
Fastighets AB Balder - Class B(a)	4,959	35,534
Henderson Land Development Co., Ltd. - Class H(b)	9,723	34,249
Hongkong Land Holdings Ltd.	7,586	48,019
Hulic Co., Ltd.	3,170	34,725
LEG Immobilien SE	522	41,602
Mitsubishi Estate Co., Ltd.	7,359	169,138
Mitsui Fudosan Co., Ltd.	18,275	198,944
Sagax AB - Class B(b)	1,518	31,713
Sino Land Co., Ltd. - Class H	26,057	32,944
Sumitomo Realty & Development Co., Ltd.	2,112	93,159
Sun Hung Kai Properties Ltd. - Class H	10,199	121,996
Swiss Prime Site AG (REG)(a)	554	77,609

Company	Shares		U.S. $ Value

Unibail-Rodamco-Westfield		841	$88,570
Vonovia SE		5,194	162,322
Wharf Holdings Ltd. (The) - Class H(b)		7,160	20,481
Wharf Real Estate Investment Co., Ltd. - Class H		11,179	33,009

			2,106,327

Residential REITs – 0.1%
AvalonBay Communities, Inc.		997	192,591
Camden Property Trust		749	79,978
Equity Residential		2,436	157,682
Essex Property Trust, Inc.		452	120,982
Invitation Homes, Inc.		3,954	115,971
Mid-America Apartment Communities, Inc.		821	114,718
UDR, Inc.		2,114	78,768

			860,690

Retail REITs – 0.2%
Federal Realty Investment Trust		550	55,721
Kimco Realty Corp.		4,748	103,744
Klepierre SA		1,486	58,013
Link REIT - Class H		17,996	92,463
Realty Income Corp.		6,410	389,664
Regency Centers Corp.		1,146	83,543
Scentre Group		35,977	97,043
Simon Property Group, Inc.		2,289	429,577
Vicinity Ltd.		27,423	45,687

			1,355,455

Specialized REITs – 0.5%
American Tower Corp.		3,283	631,387
Crown Castle, Inc.		3,053	294,584
Digital Realty Trust, Inc.		2,248	388,634
Equinix, Inc.		686	537,303
Extra Space Storage, Inc.		1,488	209,719
Iron Mountain, Inc.		2,071	211,118
Public Storage		1,107	319,757
SBA Communications Corp.		753	145,592
VICI Properties, Inc.		7,476	243,792
Weyerhaeuser Co.		5,058	125,388

			3,107,274

			10,297,036

Total Common Stocks (cost $361,322,352)			535,162,844

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 2.8%
Japan – 2.8%
Japan Government Ten Year Bond Series 374 0.80%, 03/20/2034	JPY	1,260,000	8,021,195
Japan Government Twenty Year Bond Series 188 1.60%, 03/20/2044		1,367,000	8,005,387

Company	Principal Amount (000)		U.S. $ Value

Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054	JPY	504,000	$2,588,519

Total Governments - Treasuries (cost $19,507,239)			18,615,101

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.1%
Options on Equity Indices – 0.1%
Euro STOXX 50 Price EUR Index Expiration: Oct 2025; Contracts: 288; Exercise Price: EUR 5,350.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	15,408,000	60,863
FTSE 100 Index Expiration: Oct 2025; Contracts: 65; Exercise Price: GBP 9,050.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	5,882,500	10,927
Nikkei 225 Index Expiration: Oct 2025; Contracts: 37; Exercise Price: JPY 43,250.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,600,250,000	56,294
S&P 500 Index Expiration: Oct 2025; Contracts: 166; Exercise Price: USD 6,510.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	108,066,000	429,940

Total Purchased Options - Puts (premiums paid $1,078,505)			558,024

	Shares

RIGHTS – 0.0%
Utilities – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Orsted AS, expiring 10/02/2025(a)		2,493	2,482

Financials – 0.0%
Financial Services – 0.0%
Sofina SA, expiring 10/02/2025(a)(b)		106	236

Total Rights (cost $93,836)			2,718

SHORT-TERM INVESTMENTS – 15.1%
Investment Companies – 15.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(e)(f)(g) (cost $102,589,086)		102,589,086	102,589,086

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 96.9% (cost $484,591,018)		$656,927,773

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(e)(f)(g) (cost $777,326)	777,326	777,326

Total Investments – 97.0% (cost $485,368,344)(h)		657,705,099
Other assets less liabilities – 3.0%		20,421,687

Net Assets – 100.0%		$678,126,786

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Canadian 10 Yr Bond Futures	83	December 2025	$7,303,427	$162,009
Euro-BTP Futures	114	December 2025	16,039,598	164,445
Euro-Bund Futures	81	December 2025	12,226,763	33,084
Euro-OAT Futures	137	December 2025	19,518,534	138,109
Japan 10 Yr Bond (OSE) Futures	36	December 2025	33,055,685	(340,960)
Long Gilt Futures	139	December 2025	16,981,723	61,799
MSCI EAFE Futures	3	December 2025	417,795	412
S&P/TSX 60 Index Futures	54	December 2025	13,757,448	256,733
TOPIX Index Futures	27	December 2025	5,734,659	52,254
U.S. Long Bond (CBT) Futures	264	December 2025	30,780,750	631,123
U.S. T-Note 2 Yr (CBT) Futures	74	December 2025	15,421,484	24,739
U.S. T-Note 5 Yr (CBT) Futures	877	December 2025	95,764,290	382,436
U.S. Ultra Bond (CBT) Futures	118	December 2025	14,167,375	394,211
Sold Contracts
Euro STOXX 50 Index Futures	66	December 2025	4,293,574	(58,293)
FTSE 100 Index Futures	12	December 2025	1,518,257	(13,029)
Hang Seng Index Futures	4	October 2025	691,652	(11,955)
MSCI Singapore ETS Index Futures	22	October 2025	762,952	(347)
Nikkei 225 (CME) Futures	52	December 2025	11,684,400	(468,037)
OMXS 30 Index Futures	30	October 2025	849,231	(9,225)
S&P 500 E-Mini Futures	247	December 2025	83,223,562	(1,040,906)
SPI 200 Futures	13	December 2025	1,908,161	2,308
U.S. 10 Yr Ultra Futures	66	December 2025	7,595,156	(63,011)
U.S. T-Note 10 Yr (CBT) Futures	255	December 2025	28,687,500	(68,261)

				$ 229,638

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	4,187	CAD	5,777	11/14/2025	$(26,851)
Bank of America NA	SEK	24,277	USD	2,581	11/20/2025	(5,305)
Bank of America NA	USD	11	TWD	331	11/21/2025	(273)
Bank of America NA	GBP	10,183	USD	13,919	12/05/2025	221,591
Barclays Capital, Inc.	SGD	1,930	USD	1,520	12/18/2025	15,807
Citibank NA	USD	2	KRW	2,942	10/14/2025	(49)
Morgan Stanley Capital Services, Inc.	JPY	6,357,036	USD	43,417	10/30/2025	303,852
Morgan Stanley Capital Services, Inc.	AUD	9,245	USD	5,986	11/07/2025	(135,152)
Morgan Stanley Capital Services, Inc.	EUR	29,012	USD	34,229	11/21/2025	68,213
State Street Bank & Trust Co.	NZD	77	USD	46	11/07/2025	1,005
State Street Bank & Trust Co.	NOK	1,938	USD	193	11/20/2025	(904)
UBS	CHF	8,472	USD	10,766	11/21/2025	60,829

						$502,763

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Price EUR Index(i)	Morgan Stanley & Co., Inc.	288	EUR	5,125.00	October 2025	EUR	14,760	$41,831	$(18,935)
FTSE 100 Index(i)	Morgan Stanley & Co., Inc.	65	GBP	8,650.00	October 2025	GBP	5,623	7,807	(4,371)
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	37	JPY	41,375.00	October 2025	JPY	1,530,875	52,936	(18,514)
S&P 500 Index(k)	Morgan Stanley & Co., Inc.	166	USD	6,240.00	October 2025	USD	103,584	301,743	(132,800)

								$404,317	$(174,620)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,090	12/19/2025	$ 155

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $300,248 or 0.0% of net assets.

(d)	Fair valued by the Adviser.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $205,259,820 and gross unrealized depreciation of investments was $(31,960,812), resulting in net unrealized appreciation of $173,299,008.

(i)	One contract relates to 10 shares.
(j)	One contract relates to 1000 shares.
(k)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BR – Bearer

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

61.8%	United States
7.4%	Japan
2.6%	United Kingdom
2.1%	France
2.0%	Germany
1.6%	Switzerland
1.4%	Australia
1.0%	Netherlands
0.7%	Spain
0.7%	Italy
0.6%	Sweden
0.4%	Hong Kong
0.4%	Denmark
1.7%	Other
15.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Austria, Belgium, Brazil, Chile, China, Euro Zone, Finland, Ireland, Israel, Luxembourg, Macau, Mexico, New Zealand, Norway, Poland, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$140,034,272	$10,815,974	$—	$150,850,246
Financials	53,752,303	33,283,155	—	87,035,458
Industrials	33,442,441	25,815,503	—	59,257,944
Consumer Discretionary	42,602,928	13,327,427	—	55,930,355
Health Care	35,682,929	14,521,467	—	50,204,396
Communication Services	41,257,227	5,906,858	—	47,164,085
Consumer Staples	19,870,299	9,965,442	—	29,835,741
Energy	11,550,183	4,290,632	—	15,840,815
Materials	7,181,446	7,574,787	—	14,756,233
Utilities	9,490,896	4,499,639	—	13,990,535
Real Estate	7,865,204	2,431,832	—	10,297,036
Governments - Treasuries	—	18,615,101	—	18,615,101
Purchased Options - Puts	—	558,024	—	558,024
Rights	242	2,476	—	2,718
Short-Term Investments	102,589,086	—	—	102,589,086
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	777,326	—	—	777,326

Total Investments in Securities	506,096,782	151,608,317	—	657,705,099
Other Financial Instruments(a):
Assets:
Futures	2,303,662	—	—	2,303,662
Forward Currency Exchange Contracts	—	671,297	—	671,297
Total Return Swaps	—	155	—	155
Liabilities:
Futures	(2,074,024)	—	—	(2,074,024)

Investments in Securities:	Level 1	Level 2	Level 3	Total
Forward Currency Exchange Contracts	—	(168,534)	—	(168,534)
Put Options Written	—	(174,620)	—	(174,620)

Total	$506,326,420	$151,936,615	$—	$658,263,035

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$223,885	$42,434	$163,730	$102,589	$5,099
AB Government Money Market Portfolio*	2,321	10,096	11,640	777	37
Total	$226,206	$52,530	$175,370	$103,366	$5,136

*	Investments of cash collateral for securities lending transactions.